Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Non-Current Liabilities
Schedule of other non-current liabilities

	December 31,	December 31,
	2024	2025
Non-current finance lease liabilities	35,145	4,769,972
Warranty liabilities	4,068,079	4,606,225
Deferred revenue	3,045,846	2,872,987
Deferred government grants	391,116	568,919
Deferred profit	—	255,496
Payable to BaaS users	779,695	193,845
Others	308,715	423,334
Total	8,628,596	13,690,778